Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, All Other Investments [Abstract]
Schedule of Available-for-sale Securities Reconciliation

The following table details the unrealized gains and losses on investment securities as of September 30, 2013 and December 31, 2012 (amounts in thousands):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investments in real estate fund as of September 30, 2013	$10,000	$-	$(520)	$9,480
Preferred securities as of December 31, 2012	$41,747	$223	$(316)	$41,654

The following table details the unrealized gains and losses on investment securities as of December 31, 2012. The Company did not have any such investments as of December 31, 2011 (amounts in thousands):

	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities	$41,747	$223	$(316)	$41,654